UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust
(Exact name of registrant as specified in charter)
211 Main St, San Francisco, California 94105
(Address of principal executive offices)      (Zip code)
Marie Chandoha
The Charles Schwab Family of Funds
211 Main St, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2010

Item 1: Report(s) to Shareholders.

Annual report dated December 31, 2010 enclosed.

Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETFtm

Schwab Short-Term
U.S. Treasury ETFtm

Schwab Intermediate-Term
U.S. Treasury ETFtm

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This wrapper is not part of the shareholder report.

Schwab Fixed-Income ETFs

Annual Report
December 31, 2010

Schwab U.S. TIPS ETFtm

Schwab Short-Term
U.S. Treasury ETFtm

Schwab Intermediate-Term
U.S. Treasury ETFtm

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Return from Inception* to December 31, 2010

Schwab U.S. TIPS ETFtm (Ticker Symbol: SCHP)

NAV Return[1]	1.45%
Market Price Return[1]	1.71%
Barclays Capital U.S. TIPS Index (Series-L)SM	1.50%
ETF Category: Morningstar Inflation-Protected Bond[2]	1.20%

Performance Details	pages 4-5

Schwab Short-Term U.S. Treasury ETFtm (Ticker Symbol: SCHO)

NAV Return[1]	0.19%
Market Price Return[1]	0.25%
Barclays Capital U.S. 1-3 Year Treasury Bond IndexSM	0.23%
ETF Category: Morningstar Short Government[2]	0.12%

Performance Details	pages 6-7

Schwab Intermediate-Term U.S. Treasury ETFtm (Ticker Symbol: SCHR)

NAV Return[1]	-0.57%
Market Price Return[1]	-0.63%
Barclays Capital U.S. 3-10 Year Treasury Bond IndexSM	-0.49%
ETF Category: Morningstar Intermediate Government[2]	-0.94%

Performance Details	pages 8-9

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF. Shares are bought and sold at market price (not NAV) and are not individually redeemed by the fund. Brokerage commissions will reduce returns.

Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.

TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.

Barclays Capital and the names identifying the Barclays’ indices are trade marks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.

*	Inception represents the date that the shares began trading in the secondary market. For each of the funds, total returns are since inception date of 8/5/10. These total returns may differ from those disclosed in the Financial Highlights, as the total returns in the Financial Highlights are calculated from the commencement of operations date which is the first day the NAV was determined.

[1]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.

[2]	The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab Fixed-Income ETFs 1

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Despite stubbornly high unemployment and few signs of a turnaround in the housing market in the United States, nearly all investment markets rewarded investors with positive returns.

Dear Shareholder,

It is a pleasure to have this opportunity to write to you for the first time as President and Chief Executive Officer of Charles Schwab Investment Management, Inc., the investment adviser to the Schwab ETFs. In the accompanying pages, please find the annual report for the Schwab Fixed Income Exchange Traded Funds (ETFs) for the period from their inception August 5, 2010, through December 31, 2010.

During most of 2010, investors and markets weathered a tepid U.S. economy and Federal Reserve (the Fed) actions that were aimed at keeping short term interest rates low. Despite stubbornly high unemployment and few signs of a turnaround in the housing market in the United States, nearly all investment markets rewarded investors with positive returns. Boosted by high corporate profits in many sectors, U.S. equity markets generated positive returns for the reporting period, as measured by the S&P 500’s 15.1% return. A broad benchmark for fixed income, the Barclays Capital U.S. Aggregate Bond Index, returned 6.5%. International stocks, as measured by the MSCI EAFE Index, returned 8.2%. Equities in emerging countries rewarded investors with a 19.2% return, according to the MSCI Emerging Markets Index, as their economies rebounded and their currencies rose in many cases.

Historically low yields persisted during the year as the Federal Reserve targeted its federal funds rate between zero and 0.25%. The Fed continued its quantitative easing programs, buying Treasuries to keep borrowing rates low and stimulate economic growth. In mid-year, fears of a debt crisis in Greece and other European nations temporarily pressed short-term interest rates upward, but they settled lower again some months later. Toward the year’s end, however, intermediate and longer-term interest rates began to rise in anticipation of a stronger economy, the extension of the Bush tax cuts for 2011, and a rebound in consumer spending.

The economy’s performance and the Federal Reserve’s actions influenced the fixed income markets, which in turn affected the results of the three Schwab Fixed Income ETFs. The ETFs invest in Treasury Inflation Protected Securities (TIPS), short-term Treasuries, or intermediate-term Treasuries and seek to track closely the price and yield performance of their respective benchmarks.

Thank you for investing with the Schwab ETFs. We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabetfs.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling Schwab at 800-435-4000. Please read the prospectus carefully before investing.

2 Schwab Fixed-Income ETFs

Fund Management

Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the funds. He joined the firm in 1999 and has worked in fixed-income asset management since 1996.

Steven Chan, CFA, a portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the funds. He joined the firm in 1996 and has been performing portfolio analytic and operational support since 2004 prior to moving to his current role in 2007.

Brandon Matsui, CFA, a portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the funds. He joined the firm in June 2010. Prior to joining the firm, he was an associate portfolio manager at a large financial services firm for one year. Prior to that, he was a risk analytics manager of institutional investor accounts at a large investment management firm for four years.

Schwab Fixed-Income ETFs 3

Schwab U.S. TIPS ETF™

The Schwab U.S. TIPS ETF (the fund) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the index). Throughout the reporting period, the fund sought to match the duration, yield curve, and other relevant exposures of the index by investing in all of the securities in approximately the same weight as represented by the index.

During the reporting period that began with the fund’s inception date of August 5, 2010, and ended on December 31, 2010, the market price return for the fund was 1.71% and the fund’s NAV return was 1.45%. (For an explanation of the market price and NAV returns, please refer to footnote 3 on the following page). By comparison, the fund’s index returned 1.50% during the same period. Unlike the fund, the index does not include operational and transactional costs.

Performance for the fund and the index during the reporting period was driven by an overall decline in real, or inflation adjusted, yields for U.S. Treasury Inflation Protected Securities. For example, the ten-year real yield fell eight basis points, from 1.04% to 0.96%. However, the fall in the ten-year yield did not occur without intra-period volatility: It fluctuated between a high of 1.21% and a low of 0.36%.

As of 12/31/10:

 Portfolio Composition % of Investments

These tables show two different views of the fund’s portfolio: by type of security and remaining maturity.

By Security Type[1]

U.S. Government Obligations	99.8%
Short-Term Investments & Other Assets[2]	0.2%

By Maturity[3]

1-3 Years	15.4%
3-5 Years	22.3%
5-7 Years	12.8%
7-10 Years	19.4%
10+ Years	29.9%

Weighted Average Maturity[3]	8.9 yrs
Weighted Average Effective Duration	7.5 yrs

Manager views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

[1]	This list is not a recommendation of any security by the investment adviser.
[2]	Represents the fund’s position in money market mutual funds registered under the Investment Company Act of 1940.
[3]	As shown in the Portfolio Holdings; see Glossary for definition of maturity. Does not include short-term investments.

4 Schwab Fixed-Income ETFs

 Schwab U.S. TIPS ETFtm

Performance Summary as of 12/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

August 5, 2010 – December 31, 2010
Performance of a Hypothetical
$10,000 Investment1

 Total Returns1,2

Fund and Inception Date	Since Inception*

Fund: Schwab U.S. TIPS ETFtm (8/5/10)
NAV Return[3]	1.45%
Market Price Return[3]	1.71%
Barclays Capital U.S. TIPS Index (Series-L)SM	1.50%
ETF Category: Morningstar Inflation-Protected Bond	1.20%

Fund Expense Ratio4: 0.14%

 Style Assessment5

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Barclays Capital and the names identifying the Barclays’ indices are trade marks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[3]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[4]	As stated in the prospectus.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 12/31/10 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Intermediate, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

Schwab Fixed-Income ETFs 5

Schwab Short-Term U.S. Treasury ETF™

The Schwab Short-Term U.S. Treasury ETF (the fund) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital U.S. 1–3 Year Treasury Bond Index (the index). Throughout the reporting period, the fund sought to match the duration, yield curve, and other relevant exposures of the index by investing in a representative sample of the securities contained in the index.

During the reporting period that began with the fund’s inception date of August 5, 2010, and ended on December 31, 2010, the market price return for the fund was 0.25% and the fund’s NAV return was 0.19%. (For an explanation of the market price and NAV returns, please refer to footnote 3 on the following page). By comparison, the fund’s index returned 0.23% during the same period. Unlike the fund, the index does not include operational and transactional costs.

Performance for the fund and the index during the reporting period was driven by an overall rise in U.S. Treasury yields. For example, the 2-year Treasury yield increased six basis points, from 0.53% to 0.59%. However, the rise in the two-year yield did not occur without intra-period volatility: It fluctuated between a high of 0.72% and a low of 0.33%.

As of 12/31/10:

 Portfolio Composition % of Investments

These tables show two different views of the fund’s portfolio: by type of security and remaining maturity.

By Security Type[1]

U.S. Government Obligations	99.9%
Short-Term Investments & Other Assets[2]	0.1%

By Maturity[3]

1-2 Years	55.5%
2-3 Years	44.4%

Weighted Average Maturity[3]	1.9 yrs
Weighted Average Effective Duration	1.9 yrs

Manager views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

[1]	This list is not a recommendation of any security by the investment adviser.
[2]	Represents the fund’s position in money market mutual funds registered under the Investment Company Act of 1940.
[3]	As shown in the Portfolio Holdings; see Glossary for definition of maturity. Does not include short-term investments.

6 Schwab Fixed-Income ETFs

 Schwab Short-Term U.S. Treasury ETFtm

Performance Summary as of 12/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

August 5, 2010 – December 31, 2010
Performance of a Hypothetical
$10,000 Investment1

 Total Returns1,2

Fund and Inception Date	Since Inception*

Fund: Schwab Short-Term U.S. Treasury ETFtm (8/5/10)
NAV Return[3]	0.19%
Market Price Return[3]	0.25%
Barclays Capital U.S. 1-3 Year Treasury Bond IndexSM	0.23%
ETF Category: Morningstar Short Government	0.12%

Fund Expense Ratio4: 0.12%

 Style Assessment5

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Barclays Capital and the names identifying the Barclays’ indices are trade marks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[3]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[4]	As stated in the prospectus.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 12/31/10 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Intermediate, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

Schwab Fixed-Income ETFs 7

Schwab Intermediate-Term U.S. Treasury ETF™

The Schwab Intermediate-Term U.S. Treasury ETF (the fund) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the Barclays Capital U.S. 3–10 Year Treasury Bond Index (the index). Throughout the reporting period, the fund sought to match the duration, yield curve, and other relevant exposures of the index by investing in a representative sample of the securities contained in the index.

During the reporting period that began with the fund’s inception date of August 5, 2010, and ended on December 31, 2010, the market price return for the fund was –0.63% and the fund’s NAV return was –0.57%. (For an explanation of the market price and NAV returns, please refer to footnote 3 on the following page). By comparison, the fund’s index returned –0.49% during the same period. Unlike the fund, the index does not include operational and transactional costs.

Performance for the fund and the index during the reporting period was driven by an overall rise in U.S. Treasury yields. For example, the 5-year Treasury yield increased 44 basis points, from 1.57% to 2.01%. However, the rise in the five-year yield did not occur without intra-period volatility: It fluctuated between a high of 2.15% and a low of 1.03%.

As of 12/31/10:

 Portfolio Composition % of Investments

These tables show two different views of the fund’s portfolio: by type of security and remaining maturity.

By Security Type[1]

U.S. Government Obligations	99.7%
Short-Term Investments & Other Assets[2]	0.3%

By Maturity[3]

3-5 Years	40.0%
5-7 Years	32.9%
7-10 Years	26.8%

Weighted Average Maturity[3]	5.9 yrs
Weighted Average Effective Duration	5.3 yrs

Manager views and portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

[1]	This list is not a recommendation of any security by the investment adviser.
[2]	Represents the fund’s position in money market mutual funds registered under the Investment Company Act of 1940.
[3]	As shown in the Portfolio Holdings; see Glossary for definition of maturity. Does not include short-term investments.

8 Schwab Fixed-Income ETFs

 Schwab Intermediate-Term U.S. Treasury ETFtm

Performance Summary as of 12/31/10

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

August 5, 2010 – December 31, 2010
Performance of a Hypothetical
$10,000 Investment1

 Total Returns1,2

Fund and Inception Date	Since Inception*

Fund: Schwab Intermediate-Term U.S. Treasury ETFtm (8/5/10)
NAV Return[3]	-0.57%
Market Price Return[3]	-0.63%
Barclays Capital U.S. 3-10 Year Treasury Bond IndexSM	-0.49%
ETF Category: Morningstar Intermediate Government	-0.94%

Fund Expense Ratio4: 0.12%

 Style Assessment5

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Barclays Capital and the names identifying the Barclays’ indices are trade marks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[3]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[4]	As stated in the prospectus.
[5]	Source: Morningstar, Inc. Interest rate sensitivity and credit quality are two main components of bond performance. The assessment reflects the fund’s portfolio as of 12/31/10 and is not a precise indication of risk or performance–past, present or future. Definitions of style assessments: Sensitivity (measured as duration): Short, up to 3.5 years; Intermediate, more than 3.5 years to less than six years; Long, six years or greater. Credit quality: High, AA or better; Medium, A or BBB; Low, BB or lower.

Schwab Fixed-Income ETFs 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as brokerage commissions and redemption fees; and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period since commencement of operations on August 4, 2010 and held through December 31, 2010.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any redemption fees or brokerage commissions you may pay when purchasing or redeeming shares of the fund. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period
	(Annualized)	at 8/4/10	at 12/31/10	8/4/10–12/31/10

Schwab U.S. TIPS ETFtm
Actual Return	0.14%	$1,000	$1,011.30	$0.58
Hypothetical 5% Return	0.14%	$1,000	$1,019.97	$0.58

Schwab Short-Term U.S. Treasury ETFtm
Actual Return	0.12%	$1,000	$1,001.10	$0.49
Hypothetical 5% Return	0.12%	$1,000	$1,020.05	$0.50

Schwab Intermediate-Term U.S. Treasury ETFtm
Actual Return	0.12%	$1,000	$991.70	$0.49
Hypothetical 5% Return	0.12%	$1,000	$1,020.05	$0.50

[1]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 150 days of the period (from commencement of operations on 8/4/10 through 12/31/10), and divided by 365 days of the fiscal year.

10 Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF™

Financial Statements

Financial Highlights

	8/4/10[1]–
	12/31/10

Per-Share Data ($)

Net asset value at beginning of period	50.00

Income (loss) from investment operations:
Net investment income (loss)	0.20
Net realized and unrealized gains (losses)	0.37	[2]

Total from investment operations	0.57
Less distributions:
Distributions from net investment income	(0.20)

Net asset value at end of period	50.37

Total return (%)	1.13	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.14	[4]
Gross operating expenses	0.14	[4]
Net investment income (loss)	1.27	[4]
Portfolio turnover rate[5]	6	[3]
Net assets, end of period ($ x 1,000)	80,591

1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 Portfolio turnover rate excludes securities received or delivered from processing of in kind creations or redemptions.

See financial notes 11

 Schwab U.S. TIPS ETF

Portfolio Holdings as of December 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on Schwab’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.2%	U.S. Government Securities	80,625,850	79,948,406
0.2%	Other Investment Company	152,498	152,498

99.4%	Total Investments	80,778,348	80,100,904
0.6%	Other Assets and Liabilities, Net		489,903

100.0%	Net Assets		80,590,807

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 99.2% of net assets

U.S. Treasury Obligations 99.2%

U.S. Treasury Inflation Protected Securities
3.38%, 01/15/12	995,198	1,041,226
2.00%, 04/15/12	2,069,319	2,146,918
3.00%, 07/15/12	3,435,001	3,650,753
0.63%, 04/15/13	1,978,366	2,039,873
1.88%, 07/15/13	3,210,315	3,427,011
2.00%, 01/15/14	3,285,729	3,531,140
1.25%, 04/15/14	2,124,671	2,237,214
2.00%, 07/15/14	2,960,930	3,203,342
1.63%, 01/15/15	2,904,659	3,101,189
0.50%, 04/15/15	2,898,365	2,965,839
1.88%, 07/15/15	2,590,571	2,808,334
2.00%, 01/15/16	2,512,331	2,736,482
2.50%, 07/15/16	2,512,421	2,820,972
2.38%, 01/15/17	2,221,035	2,475,766
2.63%, 07/15/17	1,966,949	2,238,329
1.63%, 01/15/18	2,004,365	2,145,613
1.38%, 07/15/18	1,947,264	2,052,533
2.13%, 01/15/19	1,874,296	2,075,783
1.88%, 07/15/19	2,056,754	2,237,687
1.38%, 01/15/20	2,491,991	2,592,070
1.25%, 07/15/20	4,356,301	4,464,511
2.38%, 01/15/25	3,777,742	4,206,289
2.00%, 01/15/26	2,556,408	2,713,780
2.38%, 01/15/27	2,064,868	2,294,915
1.75%, 01/15/28	1,996,013	2,032,181
3.63%, 04/15/28	2,585,368	3,338,770
2.50%, 01/15/29	1,931,341	2,190,565
3.88%, 04/15/29	2,948,077	3,954,108
3.38%, 04/15/32	798,421	1,036,198
2.13%, 02/15/40	2,064,193	2,189,015

Total U.S. Government Securities
(Cost $80,625,850)		79,948,406

	Number	Value
Security	of Shares	($)

Other Investment Company 0.2% of net assets

Money Fund 0.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	152,498	152,498

Total Other Investment Company
(Cost $152,498)		152,498

End of Investments

At 12/31/10, the tax basis cost of the fund’s investments was $80,780,380 and the unrealized appreciation and depreciation were $141,423 and ($820,899), respectively, with a net unrealized depreciation of ($679,476).

12 See financial notes

 Schwab U.S. TIPS ETF

Statement of
Assets and Liabilities
As of December 31, 2010

Assets

Investments, at value (cost $80,778,348)		$80,100,904
Receivables:
Investments sold		134,259
Interest	+	611,329

Total assets		80,846,492

Liabilities

Payables:
Investments bought		132,658
Investment adviser fees		807
Distributions to shareholders	+	122,220

Total liabilities		255,685

Net Assets

Total assets		80,846,492
Total liabilities	−	255,685

Net assets		$80,590,807

Net Assets by Source
Capital received from investors		81,303,667
Net realized capital losses		(35,416)
Net unrealized capital losses		(677,444)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$80,590,807		1,600,001		$50.37

See financial notes 13

 Schwab U.S. TIPS ETF

Statement of
Operations
For August 4, 2010* through December 31, 2010

Investment Income

Interest		$266,151

Expenses

Investment adviser fees		26,498

Total expenses	−	26,498

Net investment income		239,653

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(35,416)
Net unrealized losses on investments	+	(677,444)

Net realized and unrealized losses		(712,860)

Net decrease in net assets resulting from operations		($473,207)

*	Commencement of operations.

14 See financial notes

 Schwab U.S. TIPS ETF

Statements of
Changes in Net Assets
For the current period only. Because the fund commenced operations on
August 4, 2010, it has no prior report period.

Operations

8/4/10*-12/31/10
Net investment income		$239,653
Net realized losses		(35,416)
Net unrealized losses	+	(677,444)

Net decrease in net assets resulting from operations		(473,207)

Distributions to Shareholders

Distributions from net investment income		($239,780)

Transactions in Fund Shares

		8/4/10*-12/31/10
		SHARES	VALUE
Shares Sold		1,600,001	$81,303,794
Shares Redeemed	+	—	—

Net transactions in fund shares		1,600,001	$81,303,794

Shares Outstanding and Net Assets

		8/4/10*-12/31/10
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	1,600,001	80,590,807

End of period		1,600,001	$80,590,807

*	Commencement of operations.

See financial notes 15

Schwab Short-Term U.S. Treasury ETF™

Financial Statements

Financial Highlights

	8/4/10[1]–
	12/31/10

Per-Share Data ($)

Net asset value at beginning of period	50.00

Income (loss) from investment operations:
Net investment income (loss)	0.06
Net realized and unrealized gains (losses)	(0.01)

Total from investment operations	0.05
Less distributions:
Distributions from net investment income	(0.06)

Net asset value at end of period	49.99

Total return (%)	0.11	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.12	[3]
Gross operating expenses	0.12	[3]
Net investment income (loss)	0.37	[3]
Portfolio turnover rate[4]	48	[2]
Net assets, end of period ($ x 1,000)	49,990

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in kind creations or redemptions.

16 See financial notes

 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings as of December 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on Schwab’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.4%	U.S. Government Securities	49,756,773	49,680,124
0.1%	Other Investment Company	72,219	72,219

99.5%	Total Investments	49,828,992	49,752,343
0.5%	Other Assets and Liabilities, Net		237,624

100.0%	Net Assets		49,989,967

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 99.4% of net assets

U.S. Treasury Obligations 99.4%

U.S. Treasury Notes
0.88%, 01/31/12	1,350,000	1,357,541
4.75%, 01/31/12	800,000	837,625
4.88%, 02/15/12	1,300,000	1,365,152
0.88%, 02/29/12	1,500,000	1,508,730
1.38%, 03/15/12	1,300,000	1,316,149
1.00%, 03/31/12	1,300,000	1,309,958
1.38%, 04/15/12	650,000	658,302
1.00%, 04/30/12	1,500,000	1,512,135
4.50%, 04/30/12	1,220,000	1,287,148
1.38%, 05/15/12	1,200,000	1,215,937
0.75%, 05/31/12	1,350,000	1,356,440
4.88%, 06/30/12	850,000	906,147
1.50%, 07/15/12	1,380,000	1,402,911
0.63%, 07/31/12	900,000	902,457
1.75%, 08/15/12	1,650,000	1,683,903
4.38%, 08/15/12	1,200,000	1,275,937
1.38%, 09/15/12	1,150,000	1,166,666
4.25%, 09/30/12	700,000	745,746
1.38%, 10/15/12	1,500,000	1,522,090
0.38%, 10/31/12	600,000	598,172
1.38%, 11/15/12	1,400,000	1,420,891
0.50%, 11/30/12	750,000	749,150
1.13%, 12/15/12	1,500,000	1,515,410
1.38%, 01/15/13	1,500,000	1,522,851
2.88%, 01/31/13	800,000	838,000
1.38%, 02/15/13	1,500,000	1,522,617
3.88%, 02/15/13	800,000	854,813
1.38%, 03/15/13	1,550,000	1,572,645
1.75%, 04/15/13	1,950,000	1,994,791
1.38%, 05/15/13	1,810,000	1,836,028
1.13%, 06/15/13	2,250,000	2,268,450
1.00%, 07/15/13	1,500,000	1,507,380
0.75%, 08/15/13	1,600,000	1,596,750
3.13%, 08/31/13	900,000	954,773
3.13%, 09/30/13	1,250,000	1,326,074
2.75%, 10/31/13	970,000	1,019,637
2.00%, 11/30/13	2,000,000	2,059,062
0.75%, 12/15/13	1,200,000	1,191,656

Total U.S. Government Securities
(Cost $49,756,773)		49,680,124

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

Money Funds 0.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	72,219	72,219

Total Other Investment Company
(Cost $72,219)		72,219

End of Investments

At 12/31/10, the tax basis cost of the fund’s investments was $49,828,992 and the unrealized appreciation and depreciation were $5,850 and ($82,499), respectively, with a net unrealized depreciation ($76,649).

See financial notes 17

 Schwab Short-Term U.S. Treasury ETF

Statement of
Assets and Liabilities
As of December 31, 2010

Assets

Investments, at value (cost $49,828,992)		$49,752,343
Receivables:
Investments sold		1,960,267
Interest	+	234,313

Total assets		51,946,923

Liabilities

Payables:
Investments bought		1,939,963
Investment adviser fees		493
Distributions to shareholders	+	16,500

Total liabilities		1,956,956

Net Assets

Total assets		51,946,923
Total liabilities	−	1,956,956

Net assets		$49,989,967

Net Assets by Source
Capital received from investors		50,073,023
Net realized capital losses		(6,407)
Net unrealized capital losses		(76,649)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$49,989,967		1,000,001		$49.99

18 See financial notes

 Schwab Short-Term U.S. Treasury ETF

Statement of
Operations
For August 4, 2010* through December 31, 2010

Investment Income

Interest		$67,873

Expenses

Investment adviser fees		16,528

Total expenses	−	16,528

Net investment income		51,345

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(6,407)
Net unrealized losses on investments	+	(76,649)

Net realized and unrealized losses		(83,056)

Net decrease in net assets resulting from operations		($31,711)

*	Commencement of operations.

See financial notes 19

 Schwab Short-Term U.S. Treasury ETF

Statements of
Changes in Net Assets
For the current period only. Because the fund commenced operations on
August 4, 2010, it has no prior report period.

Operations

8/4/10*-12/31/10
Net investment income		$51,345
Net realized losses		(6,407)
Net unrealized losses	+	(76,649)

Net decrease in net assets resulting from operations		(31,711)

Distributions to Shareholders

Distributions from net investment income		($51,380)

Transactions in Fund Shares

		8/4/10*-12/31/10
		SHARES	VALUE
Shares Sold		1,000,001	$50,073,058
Shares Redeemed	+	—	—

Net transactions in fund shares		1,000,001	$50,073,058

Shares Outstanding and Net Assets

		8/4/10*-12/31/10
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	1,000,001	49,989,967

End of period		1,000,001	$49,989,967

*	Commencement of operations.

20 See financial notes

Schwab Intermediate-Term U.S. Treasury ETF™

Financial Statements

Financial Highlights

	8/4/10[1]–
	12/31/10

Per-Share Data ($)

Net asset value at beginning of period	50.00

Income (loss) from investment operations:
Net investment income (loss)	0.28
Net realized and unrealized gains (losses)	(0.69)

Total from investment operations	(0.41)
Less distributions:
Distributions from net investment income	(0.28)

Net asset value at end of period	49.31

Total return (%)	(0.83)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.12	[3]
Gross operating expenses	0.12	[3]
Net investment income (loss)	1.58	[3]
Portfolio turnover rate[4]	20	[2]
Net assets, end of period ($ x 1,000)	34,517

1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in kind creations or redemptions.

See financial notes 21

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings as of December 31, 2010

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on Schwab’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.1%	U.S. Government Securities	34,987,610	34,206,889
0.3%	Other Investment Company	109,483	109,483

99.4%	Total Investments	35,097,093	34,316,372
0.6%	Other Assets and Liabilities, Net		200,382

100.0%	Net Assets		34,516,754

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 99.1% of net assets

U.S. Treasury Obligations 99.1%

U.S. Treasury Bond
7.25%, 05/15/16	210,000	264,748
8.50%, 02/15/20	154,000	220,340
8.75%, 05/15/20	280,000	407,509
8.75%, 08/15/20	175,000	255,637

U.S. Treasury Notes
1.75%, 03/31/14	700,000	713,726
4.75%, 05/15/14	560,000	625,494
2.63%, 06/30/14	875,000	915,673
2.63%, 07/31/14	875,000	915,127
2.38%, 09/30/14	875,000	906,308
2.38%, 10/31/14	875,000	905,693
2.13%, 11/30/14	875,000	896,328
2.25%, 01/31/15	875,000	898,242
4.00%, 02/15/15	875,000	958,604
2.38%, 02/28/15	700,000	721,441
2.50%, 03/31/15	700,000	724,556
2.50%, 04/30/15	700,000	723,680
4.13%, 05/15/15	882,000	971,234
2.13%, 05/31/15	840,000	853,390
4.25%, 08/15/15	840,000	930,103
1.25%, 08/31/15	560,000	544,644
1.38%, 11/30/15	525,000	510,193
2.38%, 03/31/16	980,000	992,403
3.25%, 06/30/16	1,050,000	1,107,012
4.88%, 08/15/16	210,000	239,351
3.13%, 10/31/16	1,050,000	1,095,281
2.75%, 11/30/16	952,000	971,709
3.13%, 01/31/17	840,000	872,812
3.00%, 02/28/17	1,050,000	1,082,812
3.25%, 03/31/17	896,000	935,760
3.13%, 04/30/17	294,000	304,635
2.75%, 05/31/17	665,000	673,468
2.50%, 06/30/17	938,000	934,482
4.75%, 08/15/17	1,092,000	1,238,311
4.25%, 11/15/17	280,000	308,678
2.25%, 11/30/17	280,000	272,278
3.50%, 02/15/18	700,000	736,367
3.75%, 11/15/18	840,000	893,484
2.75%, 02/15/19	840,000	829,172
3.13%, 05/15/19	1,260,000	1,273,289
3.63%, 08/15/19	840,000	877,538
3.38%, 11/15/19	840,000	857,522
3.63%, 02/15/20	1,092,000	1,133,291
3.50%, 05/15/20	840,000	860,479
2.63%, 08/15/20	483,000	457,907
2.63%, 11/15/20	420,000	396,178

Total U.S. Government Securities
(Cost $34,987,610)		34,206,889

	Number	Value
Security	of Shares	($)

Other Investment Company 0.3% of net assets

Money Fund 0.3%
State Street Institutional Liquid Reserves Fund - Institutional Class	109,483	109,483

Total Other Investment Company
(Cost $109,483)		109,483

End of Investments

At 12/31/2010, the tax basis cost of the fund’s investments was $35,097,325 and the unrealized appreciation and depreciation were $0 and ($780,953), respectively, with a net unrealized depreciation ($780,953).

22 See financial notes

 Schwab Intermediate-Term U.S. Treasury ETF

Statement of
Assets and Liabilities
As of December 31, 2010

Assets

Investments, at value (cost $35,097,093)		$34,316,372
Receivables:
Investments sold		502,143
Interest	+	239,242

Total assets		35,057,757

Liabilities

Payables:
Investments bought		494,744
Investment adviser fees		339
Distributions to shareholders	+	45,920

Total liabilities		541,003

Net Assets

Total assets		35,057,757
Total liabilities	−	541,003

Net assets		$34,516,754

Net Assets by Source
Capital received from investors		35,304,077
Net realized capital losses		(6,602)
Net unrealized capital losses		(780,721)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$34,516,754		700,001		$49.31

See financial notes 23

 Schwab Intermediate-Term U.S. Treasury ETF

Statement of
Operations
For August 4, 2010* through December 31, 2010

Investment Income

Interest		$151,278

Expenses

Investment adviser fees		10,655

Total expenses	−	10,655

Net investment income		140,623

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(6,602)
Net unrealized losses on investments	+	(780,721)

Net realized and unrealized losses		(787,323)

Net decrease in net assets resulting from operations		($646,700)

*	Commencement of operations.

24 See financial notes

 Schwab Intermediate-Term U.S. Treasury ETF

Statements of
Changes in Net Assets
For the current period only. Because the fund commenced operations on
August 4, 2010, it has no prior report period.

Operations

8/4/10*-12/31/10
Net investment income		$140,623
Net realized losses		(6,602)
Net unrealized losses	+	(780,721)

Net decrease in net assets resulting from operations		(646,700)

Distributions to Shareholders

Distributions from net investment income		($140,650)

Transactions in Fund Shares

		8/4/10*-12/31/10
		SHARES	VALUE
Shares Sold		700,001	$35,304,104
Shares Redeemed	+	—	—

Net transactions in fund shares		700,001	$35,304,104

Shares Outstanding and Net Assets

		8/4/10*-12/31/10
		SHARES	NET ASSETS
Beginning of period		—	$—
Total increase	+	700,001	34,516,754

End of period		700,001	$34,516,754

*	Commencement of operations.

See financial notes 25

 Schwab Fixed-Income ETFs

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Strategic Trust (organized January 27, 2009)	Schwab U.S. Large-Cap Value ETF
Schwab U.S. TIPS ETF	Schwab U.S. Small-Cap ETF
Schwab Short-Term U.S. Treasury ETF	Schwab International Equity ETF
Schwab Intermediate-Term U.S. Treasury ETF	Schwab International Small-Cap ETF
Schwab U.S. Broad Market ETF	Schwab Emerging Markets Equity ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. REIT ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Mid-Cap ETF

The funds issue and redeem shares at their NAV only in large blocks of shares, typically 100,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each fund will approximate its NAV, there may be times when the market price and the NAV vary significantly.

The funds commenced operations on August 4, 2010.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of their financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: valued at the bid or at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets

 Schwab Fixed-Income ETFs

Financial Notes (continued)

2. Significant Accounting Policies (continued):

or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of December 31, 2010:

Schwab U.S. TIPS ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$79,948,406	$—	$79,948,406
Other Investment Company	152,498	—	—	152,498

Total	$152,498	$79,948,406	$—	$80,100,904

 Schwab Fixed-Income ETFs

Financial Notes (continued)

2. Significant Accounting Policies (continued):

Schwab Short-Term U.S. Treasury ETF

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$49,680,124	$—	$49,680,124
Other Investment Company	72,219	—	—	72,219

Total	$72,219	$49,680,124	$—	$49,752,343

Schwab Intermediate-Term U.S. Treasury ETF

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$34,206,889	$—	$34,206,889
Other Investment Company	109,483	—	—	109,483

Total	$109,483	$34,206,889	$—	$34,316,372

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the current period ended December 31, 2010. There were no significant transfers between Level 1 and Level 2 for the period ended December 31, 2010. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

(b) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of an inflation-protected security, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

 Schwab Fixed-Income ETFs

Financial Notes (continued)

2. Significant Accounting Policies (continued):

(d) Expenses:

Expenses that are specific to a fund are charged directly to that fund. The investment adviser will pay the operating expenses of the funds, excluding interest expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses.

(e) Distributions to Shareholders:

The funds declare distributions from net investment income monthly and net realized capital gains, if any, once a year.

(f) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(g) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(h) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as described in the funds’ prospectus, including, but not limited to, those described below:

Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of a shareholder’s investment in the fund will fluctuate, which means that the shareholder could lose money.

The funds are not actively managed. Therefore, the funds follow the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the funds’ performance is normally below that of the index.

Interest rates will rise and fall over time. During periods when interest rates are low, the funds’ yields and total returns also may be low. The longer the funds’ duration, the more sensitive to interest rate movements their share prices are likely to be.

The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. The value of an inflation-protected security generally decreases when real interest rates rise and generally increase when real interest rates fall. In addition, the principal value of an inflation-protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation-protected security will be adjusted downwards, and consequently, the interest payable on the security will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the United States Treasury in the case of TIPS. For securities that do not provide a similar guarantee, the adjusted principal value of the security to be repaid at maturity is subject to credit risk.

 Schwab Fixed-Income ETFs

Financial Notes (continued)

3. Risk Factors (continued):

A fund may not fully replicate the index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. A fund using a sampling approach may not track the return of the index as well as it would if the fund purchased all of the securities in the index.

A fund’s return may not match the return of its index due to differences between the fund’s securities and those in the index. Tracking error also may be attributable to a fund’s inability to match the securities’ weighting to its index or due to regulatory, operational or liquidity constraints. A fund also incurs fees and expenses while the index does not, which may result in tracking error.

A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

A fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of the fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.

An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Please refer to the funds’ prospectus for a complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Investment Advisory Agreement (Advisory Agreement) between it and the trust.

For its advisory services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund’s average daily net assets described as follows:

	Schwab	Schwab
Schwab U.S.	Short-Term U.S.	Intermediate-Term
TIPS ETF	Treasury ETF	U.S. Treasury ETF

0.14%	0.12%	0.12%

The investment adviser will pay the operating expenses of the funds, excluding interest expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses.

The funds may engage in direct transactions with certain other Schwab ETFs when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of December 31, 2010, there were no security transactions with other Schwab ETFs.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:

SEI Investments Distribution Co. (the “Distributor”) is the principal underwriter and distributor of shares of the funds.

 Schwab Fixed-Income ETFs

Financial Notes (continued)

5. Other Service Providers (continued):

State Street Bank and Trust Company serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.

State Street Bank and Trust Company also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or an affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the period. The trust did not pay any of these persons for their service as trustees.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended December 31, 2010, purchases and sales/maturities of long-term U.S. Government securities (excluding in-kind transactions and short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab U.S. TIPS ETF	$3,236,737	$3,259,556
Schwab Short-Term U.S. Treasury ETF	18,353,547	18,099,671
Schwab Intermediate-Term U.S. Treasury ETF	5,081,197	4,828,743

8. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of fixed income securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The in-kind transactions for the period ended December 31, 2010 were as follows:

	In-kind Purchases	In-kind Sales

Schwab U.S. TIPS ETF	$80,773,783	$—
Schwab Short-Term U.S. Treasury ETF	49,681,654	—
Schwab Intermediate-Term U.S. Treasury ETF	34,843,515	—

For the period ended December 31, 2010, there were no in-kind redemptions. However, if the funds have such transactions, they will realize net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses will be disclosed in the funds’ Statements of Operations.

9. Federal Income Taxes:

As of December 31, 2010, the components of distributable earnings on a tax-basis were as follows:

		Schwab	Schwab
	Schwab U.S.	Short-Term	Intermediate-Term
	TIPS ETF	U.S. Treasury ETF	U.S. Treasury ETF

Unrealized appreciation	$141,423	$5,850	$—
Unrealized depreciation	(820,899)	(82,499)	(780,953)
Net unrealized appreciation/(depreciation)	(679,476)	(76,649)	(780,953)

 Schwab Fixed-Income ETFs

Financial Notes (continued)

9. Federal Income Taxes (continued):

The primary difference between book-basis and tax-basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales.

For tax purposes, net realized capital losses occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2010, capital losses deferred for each fund were as follows:

		Schwab	Schwab
	Schwab U.S.	Short-Term	Intermediate-Term
	Tips ETF	U.S. Treasury ETF	U.S. Treasury ETF

Deferred capital losses	$33,345	$6,041	$4,298

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December, 2010, the following funds had capital loss carry forwards available to offset net capital gains before expiration date:

		Schwab	Schwab
	Schwab U.S.	Short-Term	Intermediate-Term
Expiration Date	TIPS ETF	U.S. Treasury ETF	U.S. Treasury ETF

December 31, 2018	$39	$366	$2,072

The tax-basis components of distributions paid during the current period were:

		Schwab	Schwab
	Schwab U.S.	Short-Term	Intermediate-Term
	TIPS ETF	U.S. Treasury ETF	U.S. Treasury ETF

Ordinary income	$239,780	$51,380	$140,650

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for capital losses related to wash sales. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2010, the funds made the following reclassifications:

		Schwab	Schwab
	Schwab U.S.	Short-Term	Intermediate-Term
	TIPS ETF	U.S. Treasury ETF	U.S. Treasury ETF

Capital shares	$(127)	$(35)	$(27)
Undistributed net investment income	127	35	27

Management has reviewed the funds’ tax positions taken for its open income tax period ended December 31, 2010, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2010, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by The President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

 Schwab Fixed-Income ETFs

Financial Notes (continued)

9. Federal Income Taxes (continued):

The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab U.S. TIPS ETF, Schwab Short-Term U.S. Treasury ETF and Schwab Intermediate-Term U.S. Treasury ETF (three of the portfolios constituting Schwab Strategic Trust, hereafter referred to as the “Funds”) at December 31, 2010, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period August 4, 2010 (commencement of operations) through December 31, 2010, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2011

Other Federal Tax Information (unaudited)

For the period ended December 31, 2010, the funds designated the following amounts of the dividend distributions as interest-related dividends under section 871(k)(1)(C) of the Internal Revenue Code.

Schwab U.S. TIPS ETF	$239,780
Schwab Short-Term U.S. Treasury ETF	51,380
Schwab Intermediate-Term U.S. Treasury ETF	140,650

Frequency Distribution of Discounts and Premiums
Bid/Offer Midpoint vs. NAV as of December 31, 2010

The following charts are provided to show the frequency at which the daily market price on the NYSE Arca, Inc. (“Exchange”), the secondary market for shares of each fund, was at a discount or premium to such fund’s daily NAV. The market price of each fund generally is determined using the midpoint between the highest bid and lowest offer on the Exchange, as of the time that the fund’s NAV is calculated (referred to as the “Bid/Offer Midpoint”). Each fund’s Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of NAV. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of each fund will fluctuate in accordance with changes in its NAV, as well as supply and demand.

Schwab U.S. TIPS ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis Points	Basis Points	Basis Points	Basis Points	Basis Points	Basis Points

Commencement of trading (8/5/10) through 12/31/10	3	—	—	—	—	—

Schwab Short-Term U.S. Treasury ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis Points	Basis Points	Basis Points	Basis Points	Basis Points	Basis Points

Commencement of trading (8/5/10) through 12/31/10	—	—	—	—	—	—

Schwab Intermediate-Term U.S. Treasury ETF
Frequency Distribution of Discount and Premiums
Bid/Offer Midpoint vs. NAV

	Bid/Offer Midpoint Above NAV			Bid/Offer Midpoint Below NAV
	50-99	100-199	>200	50-99	100-199	>200
	Basis Points	Basis Points	Basis Points	Basis Points	Basis Points	Basis Points

Commencement of trading (8/5/10) through 12/31/10	—	—	—	—	—	—

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 86 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired. Consulting Managing Director, PIMCO (investment adviser) (January 2003 – December 2008); Managing Director, PIMCO (February 1999 – December 2002); President and Trustee, PIMCO Funds and PIMCO Variable Insurance Trust (investments) (February 1994 – May 2005).	13	Independent Director and Chairman of Corporate Governance/Nominating Committee, PS Business Parks, Inc. (2005 – present).
Trustee and member of Nominating/Corporate Governance Committee, PIMCO Funds (investment company consisting of 84 portfolios) (1997 – 2008).
Trustee and member of Nominating/Corporate Governance Committee, PIMCO Variable Insurance Trust (investment company consisting of 16 portfolios) (1997 – 2008).
Trustee and Chairman, PIMCO Strategic Global Government Fund (investment company consisting of one portfolio) (1997 – 2008).
Trustee, PCIM Fund, Inc. (investment company consisting of one portfolio) (1997 – 2008).

Mark A. Goldfarb 1952 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Founder and Managing Director, SS&G Financial Services (financial services) (May 1987 – present).	13	None

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor (June 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	13	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	86	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President and Chief Executive Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds (June 2006 – June 2007).

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc. (July 2000 – present); Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. (June 1998 – present); Vice President and Assistant Clerk, Laudus Funds (Jan. 2010 – present); Chief Legal Officer and Secretary, Schwab Funds (Nov. 1998 – present) and Schwab ETFs (Oct. 2009 – present); Chief Legal Officer and Secretary, Excelsior Funds (June 2006 – June 2007).

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Catherine MacGregor 1964 Vice President (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk, Laudus Funds (March 2007 – present); Vice President and Assistant Clerk, Schwab Funds (Dec. 2005 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Strategic Trust since 2009.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc. (2004 – present); Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Trust’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he is an employee of Schwab and/or the investment adviser. In addition to his employment with the investment adviser and Schwab, Mr. Bettinger also owns stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

bid The price at which someone is willing to buy a security.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

credit quality The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

duration A measure of a bond’s sensitivity to interest rates. Calculations of duration generally take into account the investment’s yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment’s price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

effective maturity Takes into account maturity shortening features, such as the interest rate reset date or demand features, instead of the final maturity date.

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

final maturity The date on which the principal amount must be paid or the full repayment of principal.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change of are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity The ability to convert a security or asset quickly into cash.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

maturity (see also “effective maturity” and “final maturity”) The date a bond is scheduled to be “retired” and its principal amount returned to the bond holders. Maturity of Investments will generally be determined using portfolio securities’ final maturity dates. However, for certain securities, maturity will be determined using securities’ effective maturity date. Except as discussed below, the effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage backed and certain other asset-backed securities (as used in determining Weighted Average Maturity) are determined on an “expected life” basis by the investment adviser.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

primary market The market that deals with the issuance of new securities.

replication If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.

sampling If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

Treasury inflation protected security (TIPS) A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.

weighted average duration Expresses the measurable change in the value of a security in response to a change in interest rates. The formula calculates the effect that a 1% change in interest rates will have on the price of a bond.

weighted average maturity (WAM) For mutual funds or ETFs, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

PRIVACY NOTICE
 THIS IS NOT PART OF THE SHAREHOLDER REPORT

A Commitment to Your Privacy

Your Privacy Is Not for Sale

At The Charles Schwab Corporation and its affiliates and subsidiaries (“Schwab,” “us,” or “we”), we’re committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect, how we use and share that information, and your ability to limit certain information sharing. This Privacy Notice applies to customers; retirement, other employee benefit, or stock option plan participants (“participants” includes beneficiaries under the plan and certain other employees); and other consumers with whom we have a relationship, as well as to former customers and participants. Throughout this Privacy Notice (for the purposes of this Privacy Notice only), “customers” includes retirement plan participants and other consumers with whom we have a relationship, unless specifically noted otherwise. The information we collect and how we may use it may vary depending upon the product, service, or Schwab affiliate involved. For example, Schwab may have an agreement or policy with investment advisors, employers, or plan sponsors that further limits the sharing of your personal information.

How We Collect Information About You

We collect personal information about you in a number of ways.

•	APPLICATION AND REGISTRATION INFORMATION.

We collect personal information from you when you open an account, enroll in one of our services, or participate in a Schwab promotion. We may also receive personal information from your employer or retirement or other employee benefit plan sponsor where Schwab has been hired to provide services to your company’s benefit, stock option, or similar plan. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity, employment, or creditworthiness, or to better understand your financial needs. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments, and investment experience.

•	TRANSACTION AND EXPERIENCE INFORMATION.

Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions, and history. This information allows us to administer your account and provide the services you or your employer or plan sponsor have requested.

•	WEBSITE USAGE.

When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please click the Privacy link on the Schwab website(s) you use.

How We Share and Use Your Information

We may share your information with outside companies and other third parties in certain circumstances, including:

•	To help us process transactions for your account;

•	When we use other companies to provide services for us, such as printing and mailing your account statements;

•	When we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).

Certain Schwab affiliates and subsidiaries may also enter into a joint-marketing agreement with another financial institution in order to provide you with a Schwab-branded financial product or service.

State Laws

We will comply with state laws that apply to the disclosure or use of information about you.

Safeguarding Your Information — Security Is a Partnership

We take precautions to ensure the information we collect about you is protected, and is accessed only by authorized individuals who are trained regarding Schwab’s privacy and information safeguarding practices. Schwab maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information. To learn more about our security measures and the measures you need to take, please click the Privacy link on the Schwab website(s) you use.

Contact Us

To change your privacy preferences, provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.

Schwab ETFtm direct investors:  1-800-435-4000

© 2010 Schwab ETFstm. All rights reserved.

Notes

Notes

Schwab ETFstm are designed to be low-cost, diversified investments. Each fund follows broad market indices and provides exposure to specific segments of the market making them solid investment options for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the Schwab ETFs’ website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFs

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Mid-Cap ETFtm
Schwab U.S. Small-Cap ETFtm
Schwab U.S. REIT ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Fixed Income ETFs
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Schwab U.S. TIPS ETFtm

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFstm
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2011 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR60171-00

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f) (1) Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that Mark A. Goldfarb, currently serving on its audit committee, is an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of Mr. Goldfarb as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
Registrant is composed of thirteen series. Nine series have a fiscal year-end of August 31, three series have a fiscal year-end of December 31, whose annual financial statements are reported in Item 1, and one series has a fiscal year-end of February 28. Principal accountant fees disclosed in Items 4(a)-(d) and 4(g) include fees billed for services rendered to each of the eleven series, based on their respective 2010 and 2009 fiscal years, as applicable.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

     Audit Fees
     2010: $104,160        2009: Not applicable
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
     Audit-Related Fees
     For services rendered to Registrant:
     2010: None           2009: Not applicable
     Nature of these services: tax provision review.
     In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
     Tax Fees
     For services rendered to Registrant:
     2010: $41,900           2009: Not applicable
     Nature of these services: preparation and review of tax returns.
     In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
     All Other Fees
     For services rendered to Registrant:
     2010: None            2009: Not applicable

     In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
     2010: $41,900           2009: $ Not applicable
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)58)(A) of the Exchange Act. The Registrant’s audit committee members are Robert W. Burns, Mark A. Goldfarb, and Charles A. Ruffel.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.
Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust
By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: 02/14/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer
Date: 02/14/2011

By:	/s/ George Pereira
George Pereira
Principal Financial Officer
Date: 02/11/2011